Shareholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Comprehensive Income / Loss	Retained Earnings / Accumulated Deficit	Total
Begining balance, APIC at Dec. 31, 2011		$ 2,174,136
Begining balance, stockholders' equity at Dec. 31, 2011			2,625	(1,948,314)
Begining balance, amount at Dec. 31, 2011	9,664
Begining balance, shares at Dec. 31, 2011	9,663,667
Issuance of common stock subscription receivable, shares	3,500
Issuance of common stock subscription receivable, amount	4
Issuance of common stock for subscription receivable, APIC		2,621	(2,625)
Adjustment for fractional shares	583
Net Income (Loss)				(262,329)	(262,329)
Ending balance, APIC at Dec. 31, 2012		2,176,757
Stockholders' Equity (Deficit) at Dec. 31, 2012			0	(2,210,643)	(24,218)
Common stock, amount at Dec. 31, 2012	9,668
Common stock, shares outstanding at Dec. 31, 2012	9,667,750				9,667,750
Net Income (Loss)				(16,328)	(16,328)
Ending balance, APIC at Dec. 31, 2013		2,176,757
Stockholders' Equity (Deficit) at Dec. 31, 2013				(2,226,971)	(40,546)
Common stock, amount at Dec. 31, 2013	$ 9,668
Common stock, shares outstanding at Dec. 31, 2013	9,667,750				9,667,750